Finance lease receivables - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 11,328	$ 10,785
Unearned finance income	(1,869)	(1,577)
Present value	9,459	9,208
Banking business in Canada
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value	1,595	1,502
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	2,355	2,159
Unearned finance income	(308)	(236)
Present value	2,047	1,923
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,954	1,652
Unearned finance income	(249)	(201)
Present value	1,705	1,451
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,380	1,391
Unearned finance income	(189)	(161)
Present value	1,191	1,230
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	930	906
Unearned finance income	(153)	(131)
Present value	777	775
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	593	613
Unearned finance income	(132)	(112)
Present value	461	501
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,857	4,562
Unearned finance income	(723)	(605)
Present value	4,134	3,957
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,116	4,064
Unearned finance income	(838)	(736)
Present value	$ 3,278	$ 3,328